Submission	Feb. 13, 2026
Submission [Line Items]
Central Index Key	0002064555
Registrant Name	Angie Holdings Limited
Registration File Number	333-290239
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A